UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]                        Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:     Bluefin Investment Management LLC

Address:  1235 Westlakes Drive, Suite 205
          Berwyn, PA 19312

Form 13F File Number: 28-13813

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Scott Burney

Title: Member

Phone: (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney         Berwyn, PA            November 5, 2012
----------------         -------------         ----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  None
                                                    ----
Form 13F Information Table Entry Total:               30
                                                    ----
Form 13F Information Table Value Total:     $ 266,795 (in thousands)
                                            ------------------------
List of Other Included Managers:

None

BLUEFIN INVESTMENT MANAGEMENT LLC
9/30/2012

                                        TITLE OF           VALUE    SHR/PRN  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME                                     CLASS     CUSIP   (1000)    AMOUNT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  OTHER
--------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC.                             COMMON  003654100  6,824    325,100 SH          Sole              325,100
ANCESTRY.COM INC.                        COMMON  032803108  5,923    196,900 SH          Sole              196,900
AVAGO TECHNOLOGIES LTD                   COMMON  Y0486S104 17,042    488,800 SH          Sole              488,800
CATAMARAN CORP                           COMMON  148887102 16,390    167,300 SH          Sole              167,300
COGNIZANT TECHNOLOGY SOLUTIO             CLASS A 192446102  9,645    138,000 SH          Sole              138,000
CORRECTIONS CORP OF AMERICA              COMMON  22025Y407  6,071    181,500 SH          Sole              181,500
DEXCOM INC.                              COMMON  252131107 16,314  1,085,400 SH          Sole            1,085,400
EXACTTARGET INC                          COMMON  30064K105 15,992    660,300 SH          Sole              660,300
EXPRESS SCRIPTS HLDG CO                  COMMON  30219G108 10,854    173,300 SH          Sole              173,300
FORTINET INC.                            COMMON  34959E109 13,760    570,500 SH          Sole              570,500
GNC HLDG INC.                            CLASS A 36191G107  5,475    140,500 SH          Sole              140,500
HEARTLAND EXPRESS INC                    COMMON  422347104  9,165    686,000 SH          Sole              686,000
HHGREGG INC.                             COMMON  42833L108  4,243    614,900 SH          Sole              614,900
LIONS GATE ENTMNT CORP                   COMMON  535919203 12,292    805,000 SH          Sole              805,000
LOGMEIN INC                              COMMON  54142L109  7,747    345,400 SH          Sole              345,400
MCGRATH RENTCORP                         COMMON  580589109  1,054     40,400 SH          Sole               40,400
NUVASIVE INC.                            COMMON  670704105 13,196    576,000 SH          Sole              576,000
OSI SYSTEMS INC                          COMMON  671044105  6,157     79,100 SH          Sole               79,100
PEREGRINE SEMICONDUCTOR CORP             COMMON  71366R703  4,740    279,800 SH          Sole              279,800
REGAL ENTMNT GROUP                       CLASS A 758766109  5,427    385,700 SH          Sole              385,700
SEQUENOM INC                             COMMON  817337405  6,400  1,812,900 SH          Sole            1,812,900
SPS COMM                                 COMMON  78463M107  4,166    108,300 SH          Sole              108,300
TEAM INC.                                COMMON  878155100    717     22,500 SH          Sole               22,500
THORATEC CORP                            COMMON  885175307 10,467    302,500 SH          Sole              302,500
ULTA SALON COSMETICS & FRAG              COMMON  90384S303 10,651    110,600 SH          Sole              110,600
UNITED RENTALS INC.                      COMMON  911363109  8,119    248,200 SH          Sole              248,200
VALUECLICK INC                           COMMON  92046N102  8,192    477,400 SH          Sole              477,400
VOLCANO CORPORATION                      COMMON  928645100 11,005    385,200 SH          Sole              385,200
WASTE CONNECTIONS INC                    COMMON  941053100  9,483    313,500 SH          Sole              313,500
WESCO INTL INC.                          COMMON  95082P105  9,284    162,300 SH          Sole              162,300